Interim Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2020	Mar. 19, 2020	Mar. 03, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	75,000,000			75,000,000	75,000,000
Common stock, shares issued	28,844,425			26,884,921	16,130,952	[1]
Common stock, shares outstanding	28,844,425			26,884,921	16,130,952	[1]

[1]	Please refer to note 3.